ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.                                      ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2010	2011

Accrued rental expenses	564	1,737
Accrued employee payroll and welfare benefits	8,368	13,259
Accrued advertisement expenses	182	344
Payable for property and equipment	1,103	2,871
Accrued professional service fee	961	472
Accrued other service fee (i)	284	222
Other	353	848
	11,815	19,753

(i)                                     Accrued other service fee is the service fee accrued for the electronic payment processors.